Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Interest Paid, Including Capitalized Interest, Operating and Investing Activities			$ 330	$ 314	$ 478
Income Taxes Paid, Net	$ 157	$ 149	$ 288	526	677
Non-cash financing spin-offs				$ 25
Real Estate Owned, Transfer from Real Estate Owned					$ 116